CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares Class A common shares	Common shares Class B common shares	Treasury Stock	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total JOYY Inc.'s shareholders' equity	Non controlling interests	Class A common shares	Class B common shares	Total
Balance at Dec. 31, 2019	$ 13	$ 3	$ (23,712)	$ 3,321,554	$ 22,882	$ 1,574,465	$ (155,392)	$ 4,739,813	$ 767,163			$ 5,506,976
Balance (in shares) at Dec. 31, 2019	1,293,162,504	326,509,555
Adoption of ASU | Adoption of ASC326						(1,469)		(1,469)	(269)			(1,738)
Issuance of Huya's common shares for exercised share options	$ 0	$ 0	0	(36)	0	0	(5)	(41)	129			88
Issuance of Huya's common shares for exercised share options (in shares)	0	0
Issuance of common shares for vested restricted shares and restricted share units (in shares)	12,363,420	0
Non-controlling interest arising from an acquisition									5,058			5,058
Net forfeiture of restricted shares	$ 0	$ 0	0	0	0	0	0	0	0			0
Net forfeiture of restricted shares (in shares)	(13,886)
Share-based compensation				111,204				111,204	13,154			124,358
Appropriation to statutory reserves					4,445	(4,445)
Capital injection in subsidiaries from non-controlling interest shareholders									1,500			1,500
Share of changes in the equity method investments' capital accounts				10,563		3,417	(6,788)	7,192				7,192
Repurchase of common stock			(115,816)	12,231				(103,585)				(103,585)
Repurchase of common stock (in shares)	(33,165,820)
Repurchase of noncontrolling interest and redeemable noncontrolling interests				1,242				1,242	(3,255)			(2,013)
Dividends declared						(67,021)		(67,021)	(333)			(67,354)
Deconsolidation of Huya	$ 0	0	0	0	(9,502)	9,502	(34,707)	(34,707)	(781,591)			(816,298)
Deemed contribution from non-controlling interest shareholders				86				86	(86)
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders						1,372,897		1,372,897	6,971			1,379,868
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value						(5,564)		(5,564)	(244)			(5,808)
Foreign currency translation adjustments, net of nil tax							215,363	215,363	(2,700)			212,663
Balance at Dec. 31, 2020	$ 13	$ 3	(139,528)	3,456,844	17,825	2,881,782	18,471	6,235,410	5,497			6,240,907
Balance (in shares) at Dec. 31, 2020	1,272,346,218	326,509,555								1,272,346,218	326,509,555
Adoption of ASU | Adoption of ASU 2020-06		$ 0		(299,398)		86,659		(212,739)				$ (212,739)
Issuance of common shares for vested restricted shares and restricted share units		$ 0
Issuance of common shares for vested restricted shares and restricted share units (in shares)	3,631,640	0
Transfer from treasury shares to issued common shares for vested restricted share units		$ 0	5,788	(5,788)
Transfer from treasury shares to issued common shares for vested restricted share units (in shares)	1,442,020											1,442,020
Acquisition of subsidiaries	$ 0	0	0	53,327	0	0	0	53,327	26,731			$ 80,058
Net forfeiture of restricted shares		0
Net forfeiture of restricted shares (in shares)	(773,813)
Share-based compensation		0		31,691				31,691				31,691
Appropriation to statutory reserves		0			8,979	(8,979)
Capital injection in subsidiaries from non-controlling interest shareholders		0		(3,357)				(3,357)	9,313			5,956
Share of changes in the equity method investments' capital accounts	$ 0	0	0	13,267	0	(1)	(8,183)	5,083	0			5,083
Repurchase of common stock		0	(392,984)					(392,984)				(392,984)
Repurchase of common stock (in shares)	(130,309,760)
Repurchase of noncontrolling interest and redeemable noncontrolling interests	$ 0	0	0	(63)	0	0	0	(63)	(154)			(217)
Dividends declared		0				(161,398)		(161,398)	(47)			(161,445)
Deconsolidation of subsidiaries		0							7,148			7,148
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders		0				(80,293)		(80,293)	(13,691)			(93,984)
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		0				(5,236)		(5,236)	(102)			(5,338)
Foreign currency translation adjustments, net of nil tax		0					58,887	58,887	(558)			58,329
Balance at Dec. 31, 2021	$ 13	$ 3	(526,724)	3,246,523	26,804	2,712,534	69,175	5,528,328	34,137			5,562,465
Balance (in shares) at Dec. 31, 2021	1,146,336,305	326,509,555								1,146,336,305	326,509,555
Issuance of common shares for vested restricted shares and restricted share units (in shares)	780,263	0
Exercise/Settlement of RSU's in subsidiaries				(877)				(877)	932			55
Non-controlling interest arising from an acquisition									222,741			222,741
Transfer from treasury shares to issued common shares for vested restricted share units	$ 0	$ 0	10,260	(10,260)	0	0	0	0	0			$ 0
Transfer from treasury shares to issued common shares for vested restricted share units (in shares)	3,567,640											3,567,640
Share-based compensation				42,446				42,446	1,650			$ 44,096
Appropriation to statutory reserves					5,732	(5,732)
Share of changes in the equity method investments' capital accounts				146		(14)	15,549	15,681				15,681
Repurchase of common stock	$ 0	$ 0	(138,677)	0	0	0	0	(138,677)	0			(138,677)
Repurchase of common stock (in shares)	(84,507,180)	0
Dividends declared						(145,190)		(145,190)	(63)			(145,253)
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders	$ 0	$ 0	0	0	0	128,891	0	128,891	(27,323)			101,568
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value						(5,426)		(5,426)	(108)			(5,534)
Foreign currency translation adjustments, net of nil tax							(246,959)	(246,959)	1,183			(245,776)
Balance at Dec. 31, 2022	$ 13	$ 3	$ (655,141)	$ 3,277,978	$ 32,536	$ 2,685,063	$ (162,235)	$ 5,178,217	$ 233,149			$ 5,411,366
Balance (in shares) at Dec. 31, 2022	1,066,177,028	326,509,555								1,066,177,028	326,509,555